UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from	May 22, 2016 to June 21, 2016

Commission File Number of issuing entity:	333-130030-01, 333-169151-01, 333-144945-01, 333-181466

Central Index Key Number of issuing entity:	0001290098

Synchrony Credit Card Master Note Trust
(Exact Name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-130030, 333-169151, 333-144945, 333-181466-01

Central Index Key Number of depositor:	0001226006

RFS Holding, L.L.C.

(Exact Name of Registrant as Specified in its Charter)

Synchrony Bank

(Exact Name of Sponsor as Specified in its Charter)

Central Index Key Number of Sponsor: 0001602566

Delaware

(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

57-1173164 (RFS Holding, L.L.C.) 20-0268039 (Synchrony Credit Card Master Note Trust)

(I.R.S. Employer Identification No.)

c/o Synchrony Financial
777 Long Ridge Rd, Building B, 3rd Floor
Stamford, CT	06902
(Address of Principal Executive Office of the issuing entity)	(Zip Code)

(877) 441-5094

(Telephone Number, Including Area Code)

(Former Name or Former Address, if Changed Since Last Report)

Registered reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Title of Class
Series 2010-2, Class A	|__|	|__|	|_X_|	___________
Series 2012-2, Class A	|__|	|__|	|_X_|	___________
Series 2012-2, Class B	|__|	|__|	|_X_|	___________
Series 2012-3, Class A	|__|	|__|	|_X_|	___________
Series 2012-3, Class B	|__|	|__|	|_X_|	___________
Series 2012-6, Class A	|__|	|__|	|_X_|	___________
Series 2012-6, Class B	|__|	|__|	|_X_|	___________
Series 2012-7, Class A	|__|	|__|	|_X_|	___________
Series 2012-7, Class B	|__|	|__|	|_X_|	___________
Series 2013-1, Class A	|__|	|__|	|_X_|	___________
Series 2013-1, Class B	|__|	|__|	|_X_|	___________
Series 2014-1, Class A	|__|	|__|	|_X_|	___________
Series 2014-1, Class B	|__|	|__|	|_X_|	___________
Series 2014-1, Class C	|__|	|__|	|_X_|	___________
Series 2015-1, Class A	|__|	|__|	|_X_|	___________
Series 2015-1, Class B	|__|	|__|	|_X_|	___________
Series 2015-1, Class C	|__|	|__|	|_X_|	___________
Series 2015-2, Class A	|__|	|__|	|_X_|	___________
Series 2015-2, Class B	|__|	|__|	|_X_|	___________
Series 2015-2, Class C	|__|	|__|	|_X_|	___________
Series 2015-3, Class A	|__|	|__|	|_X_|	___________
Series 2015-3, Class B	|__|	|__|	|_X_|	___________
Series 2015-4, Class A	|__|	|__|	|_X_|	___________
Series 2016-1, Class A	|__|	|__|	|_X_|	___________
Series 2016-1, Class B	|__|	|__|	|_X_|	___________
Series 2016-2, Class A	|__|	|__|	|_X_|	___________

PART I - Distribution Information.

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth herein and in Exhibits 99.1, 99.2, 99.3, 99.4, 99.5, 99.6, 99.7, 99.8, 99.9, 99.10, 99.11, 99.12 and 99.13.

No assets securitized by RFS Holding, L.L.C. (the “Securitizer”) and held by Synchrony Credit Card Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period May 22, 2016 through June 21, 2016. The most recent Form ABS-15G filed by the Securitizer was filed on February 11, 2016. The CIK number of the Securitizer is 0001226006.

ITEM 1A – Asset-Level Information.

Inapplicable.

ITEM 1B – Asset Representations Reviewer and Investor Communication.

Inapplicable.

PART II - Other Information

ITEM 2 – Legal Proceedings.

Deutsche Bank Trust Company Americas, not in its individual capacity but solely as indenture trustee, has provided the following information to RFS Holding, L.L.C. for inclusion in this Form 10-D:

On June 18, 2014, a group of investors, including funds managed by Blackrock Advisors, LLC, PIMCO-Advisors, L.P., and others, filed a derivative action against Deutsche Bank National Trust Company (“DBNTC”) and Deutsche Bank Trust Company Americas (“DBTCA”) in New York State Supreme Court purportedly on behalf of and for the benefit of 544 private-label residential mortgage backed securities (“RMBS”) trusts asserting claims for alleged violations of the U.S. Trust Indenture Act of 1939 (“TIA”), breach of contract, breach of fiduciary duty and negligence based on DBNTC and DBTCA’s alleged failure to perform their duties as trustees for the trusts. Plaintiffs subsequently dismissed their state court complaint and filed a derivative and class action complaint in the U.S. District Court for the Southern District of New York on behalf of and for the benefit of 564 private-label RMBS trusts, which substantially overlapped with the trusts at issue in the state court action. The complaint alleges that the trusts at issue have suffered total realized collateral losses of U.S. $89.4 billion, but the complaint does not include a demand for money damages in a sum certain. DBNTC and DBTCA filed a motion to dismiss, and on January 19, 2016, the court partially granted the motion on procedural grounds: as to the 500 trusts that are governed by Pooling and Servicing Agreements, the court declined to exercise jurisdiction. The court did not rule on substantive defenses asserted in the motion to dismiss. On March 22, 2016, plaintiffs filed an amended complaint in federal court. In the amended complaint, plaintiffs asset claims in connection with 62 trusts governed by Indenture Agreements. The amended complaint alleges that the trusts at issue have suffered total realized collateral losses of U.S. $9.8 billion, but the complaint does not include a demand for money damages in a sum certain. DBNTC and DBTCA will have an opportunity to file new defensive motions with respect to the amended complaint. Discover is ongoing.

On March 25, 2016, the BlackRock plaintiffs filed a state court action against DBTCA in the Superior Court of California, Orange County with respect to 513 trusts. On May 18, 2016, plaintiffs filed an amended complaint with respect to 465 trusts, and included DBNTC as an additional defendant. The amended complaint assert three causes of action: breach of contract; breach of fiduciary duty; and breach of the duty to avoid conflicts of interest. Plaintiffs purport to bring the action on behalf of themselves and all other current owners of certificates in the 465 trusts. The amended complaint alleges that the trusts at issue have suffered total realized collateral losses of U.S. $75.7 billion, but does not include a demand for money damages in a sum certain. The complaint has not yet been served. Discovery has not yet commenced.

On December 30, 2015, IKB International, S.A. in Liquidation and IKB Deutsche Industriebank A.G. (collectively, “IKB”), as an investor in 37 RMBS trusts, filed a Summons With Notice in the Supreme Court of the State of New York, New York County, against DBNTC and DBTCA as trustees of the trusts. It appears that IKB may assert claims for violation of the TIA, violation of New York’s Streit Act, breach of contract, fraud, fraudulent and negligent misrepresentation, breach of fiduciary duty, negligence, and unjust enrichment. IKB appears to allege that DBNTC and DBTCA are liable for over U.S. $274 million of damages. DBNTC and DBTCA accepted service of the summons with notice. IKB must file a complaint by May 27, 2016. Discovery has not yet commenced.

DBTCA has no pending legal proceedings (including, based on DBTCA's present evaluation, the litigation disclosed in the foregoing paragraphs) that would materially affect its ability to perform its duties as indenture trustee on behalf of the noteholders.

ITEM 3 – Sales of Securities and Use of Proceeds.

Issuance of Series 2016-2 Notes

On May 26, 2016, Synchrony Credit Card Master Note Trust (the “Trust”) issued $600,000,000 of Series 2016-2 Class A Asset Backed Notes (the “2016-2 Class A Notes”), $57,534,246 of Series 2016-2 Class B Asset Backed Notes (the “2016-2 Class B Notes”), $49,315,069 of Series 2016-2 Class C Asset Backed Notes (the “2016-2 Class C Notes”) and $73,972,603 of Series 2016-2 Class D Asset Backed Notes (the “2016-2 Class D Notes”, and together with the 2016-2 Class A Notes, the 2016-2 Class B Notes and the 2016-2 Class C notes, the “Series 2016-2 Notes”), described in a Prospectus dated May 20, 2016. The information required by Item 2 of Part II of Form 10-Q with respect to the Series 2016-2 Notes is incorporated by reference to the Registrant’s Current Report on 8-K filed on June 1, 2016.

Sale of Series 2016-1 Class B Notes

On May 27, 2016, Synchrony Credit Card Master Note Trust sold $71,917,808 of Series 2016-1 Class B Asset Backed Notes (the “2016-1 Class B Notes”), described in a Prospectus dated May 25, 2016. The information required by Item 2 of Part II of Form 10-Q with respect to the sale of Series 2016-1 Class B Notes is incorporated by reference to the Registrant’s Current Report on 8-K filed on June 1, 2016.

ITEM 4 – Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 – Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 – Significant Obligors of Pool Assets.

Nothing to report.

ITEM 7 – Change in Sponsor Interest in the Securities.

On May 26, 2016, RFS Holding, L.L.C. (the “Depositor”) retained a 100% interest in the 2016-2 Class B Notes, the 2016-2 Class C Notes and the 2016-2 Class D Notes. None of the Depositor’s interest in the 2016-2 Class B Notes, the 2016-2 Class C Notes or the 2016-2 Class D notes is being retained in compliance with law.

On May 27, 2016 the Depositor sold all of its interest in the 2016-1 Class B Notes. The Depositor no longer retains any interest in the 2016-1 Class B Notes after such sale.

ITEM 8 – Significant Enhancement Provider Information.

Inapplicable.

ITEM 9 – Other Information.

Trust Performance
	Jun-16	May-16	Apr-16	3-Month Avg
Gross Trust Yield	26.97%	25.27%	26.34%	26.19%
Gross Charge-Off Rate	6.31%	6.15%	6.95%	6.47%
Net Charge Off excluding Fraud	5.09%	4.88%	5.61%	5.20%
Trust excess spread percentage	17.00%	15.69%	15.87%	16.19%
Payment Rate	14.47%	13.06%	13.49%	13.68%

Delinquency Data
1-29 Days Delinquent	2.89%	2.62%	2.70%	2.74%
30-59 Days Delinquent	0.84%	0.79%	0.81%	0.81%
60-89 Days Delinquent	0.59%	0.59%	0.62%	0.60%
90-119 Days Delinquent	0.48%	0.51%	0.52%	0.50%
120-149 Days Delinquent	0.45%	0.46%	0.48%	0.47%
150-179 Days Delinquent	0.41%	0.42%	0.46%	0.43%
180 or Greater Days Delinquent	0.00%	0.00%	0.00%	0.00%

BOP Principal Receivables ($B)	$13.7	$13.8	$13.9	$13.8

ITEM 10 - Exhibits

Exhibit No.	Document Description

99.1	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2010-2, for July 15, 2016 Payment Date.
99.2	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-2, for July 15, 2016 Payment Date.
99.3	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-3, for July 15, 2016 Payment Date.
99.4	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-6, for July 15, 2016 Payment Date.
99.5	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-7, for July 15, 2016 Payment Date.
99.6	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2013-1, for July 15, 2016 Payment Date.
99.7	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2014-1, for July 15, 2016 Payment Date.
99.8	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2015-1, for July 15, 2016 Payment Date.
99.9	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2015-2, for July 15, 2016 Payment Date.
99.10	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2015-3, for July 15, 2016 Payment Date.
99.11	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2015-4, for July 15, 2016 Payment Date.
99.12	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2016-1, for July 15, 2016 Payment Date.
99.13	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2016-2, for July 15, 2016 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RFS Holding, L.L.C., as depositor

Dated: July 15, 2016	By: /s/ Joseph Ressa
Name: Joseph Ressa
Title: Vice President

INDEX TO EXHIBITS

Exhibit No.	Document Description

99.1	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2010-2, for July 15, 2016 Payment Date.
99.2	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-2, for July 15, 2016 Payment Date.
99.3	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-3, for July 15, 2016 Payment Date.
99.4	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-6, for July 15, 2016 Payment Date.
99.5	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-7, for July 15, 2016 Payment Date.
99.6	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2013-1, for July 15, 2016 Payment Date.
99.7	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2014-1, for July 15, 2016 Payment Date.
99.8	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2015-1, for July 15, 2016 Payment Date.
99.9	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2015-2, for July 15, 2016 Payment Date.
99.10	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2015-3, for July 15, 2016 Payment Date.
99.11	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2015-4, for July 15, 2016 Payment Date.
99.12	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2016-1, for July 15, 2016 Payment Date.
99.13	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2016-2, for July 15, 2016 Payment Date.